CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 10,828	$ 9,366
Short-term investments	2,020	2,997
Total Cash, Cash Equivalents and Short-Term Investments	12,848	12,363
Marketable securities	1,723	1,300
Trade accounts receivable, less allowances of $506 and $502, respectively	3,569	3,410
Inventories	4,728	4,424
Prepaid expenses and other current assets	3,129	5,235
Total Current Assets	25,997	26,732
Equity method investments	18,087	19,671
Deferred income tax assets	1,319	1,561
Property, plant and equipment — net	10,303	9,236
Trademarks with indefinite lives	13,301	14,349
Goodwill	18,139	18,358
Other noncurrent assets	13,403	7,796
Total Assets	100,549	97,703
CURRENT LIABILITIES
Accounts payable and accrued expenses	21,715	15,485
Loans and notes payable	1,499	4,557
Current maturities of long-term debt	648	1,960
Accrued income taxes	1,387	1,569
Total Current Liabilities	25,249	23,571
Long-term debt	42,375	35,547
Other noncurrent liabilities	4,084	8,466
Deferred income tax liabilities	2,469	2,639
THE COCA-COLA COMPANY SHAREOWNERS' EQUITY
Common stock, $0.25 par value; authorized — 11,200 shares; issued — 7,040 shares	1,760	1,760
Capital surplus	19,801	19,209
Reinvested earnings	76,054	73,782
Accumulated other comprehensive income (loss)	(16,843)	(14,275)
Treasury stock, at cost — 2,738 and 2,732 shares, respectively	(55,916)	(54,535)
Equity Attributable to Shareowners of The Coca-Cola Company	24,856	25,941
Equity attributable to noncontrolling interests	1,516	1,539
Total Equity	26,372	27,480
Total Liabilities and Equity	$ 100,549	$ 97,703